401(k) and Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2017
Retirement Benefits [Abstract]
401(k) and Employee Stock Ownership Plan
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN

The Company maintains a 401(k) and Employee Stock Ownership Plan (the "Plan") for the benefit of its employees. Company contributions are made annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or $54,000.

Effective January 1, 2016, new employees become eligible to participate in the Plan upon completion of one year of service. Such eligible employees become a participant in the Plan on the first day of the calendar quarter (January 1, April 1, July 1 or October 1) coincident with or following the completion of the one year of service requirement. The Plan defines “year of service” as a 12-month period in which the eligible employee works at least 1,000 hours of service and the first eligibility service period starts on the first day of employment. After the first 12-month eligibility service period, if the Plan needs to measure another eligibility service period (e.g., if the employee does not complete 1,000 hours of service in the first 12-month period), the Plan will measure the eligibility service period on a Plan Year basis.

Effective January 1, 2014, the Company added a guaranteed safe harbor matching contribution component to the plan equal to 100% of the first 4% of compensation that employees contribute to their account. In addition to the new match being guaranteed, all safe harbor matching contributions are immediately vested. The new match is not subject to the six year vesting schedule of the current profit sharing contribution. This provides plan participants more investment flexibility. The Company anticipates that all eligible employees, regardless of personal plan participation, will continue to receive an annual discretionary profit sharing contribution from the Company, now capped at 7% of eligible compensation with this change.

Company contributions to the Plan amounted to $6,433,000, $7,600,000 and $8,700,000 for the years ended 2017, 2016 and 2015, respectively.